Equity Incentive Plan - Summary of Company's Restricted Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Sep. 11, 2017	May 16, 2017	May 17, 2016	Jan. 04, 2016	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted					43,906
Expected future remaining compensation expense					$ 317
Expected future compensation expense, restricted shares remaining vesting period					2 years 9 months 14 days
Restricted Shares Awarded on January 15, 2016 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted					10,260
Date of Award					Jan. 15, 2016
Expected future remaining compensation expense					$ 66
Expected future compensation expense, restricted shares remaining vesting period					3 years
Restricted Shares Awarded on March 11, 2016 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted					15,748
Date of Award					Mar. 11, 2016
Expected future remaining compensation expense					$ 33
Expected future compensation expense, restricted shares remaining vesting period					1 year
Restricted Shares Awarded on March 20, 2017 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted					11,713
Date of Award					Mar. 20, 2017
Expected future remaining compensation expense					$ 110
Expected future compensation expense, restricted shares remaining vesting period					2 years
Restricted Shares Awarded on March 20, 2017 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted					6,185
Date of Award					Mar. 20, 2017
Expected future remaining compensation expense					$ 108
Expected future compensation expense, restricted shares remaining vesting period					4 years
Restricted Stock [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Nonvested at beginning of period					37,050	16,983
Number of Restricted Shares, Granted	367	6,804	12,285	2,730	17,898	28,864
Number of Restricted Shares, Vested					(12,810)	(5,657)
Number of Restricted Shares, Forfeited					0	(3,140)
Number of Restricted Shares, Nonvested at end of period					42,138	37,050
Weighted Average Grant Date Fair Value, Nonvested at beginning of period					$ 10.77	$ 10.82
Weighted Average Grant Date Fair Value, Granted					22.15	10.75
Weighted Average Grant Date Fair Value, Vested					10.76	10.82
Weighted Average Grant Date Fair Value, Forfeited					0	10.87
Weighted Average Grant Date Fair Value, Nonvested at end of period					$ 15.60	$ 10.77